Transition Period Comparative Data - Schedule of Transition Period Comparative Data (Details) - Transition Period Comparative Data [Member] - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Condensed Income Statements, Captions [Line Items]
Revenue from contracts with customers	$ 8,673	$ 13,918
Employee benefits expense	(3,074)	(3,761)
Advertising and promotion expense	(177)	(318)
Premises and office expenses	(1,486)	(482)
Legal and professional fee	(1,338)	(1,199)
Depreciation and amortization	(1,441)	(421)
Finance costs	(3,403)
Other expenses	(4,586)	(498)
Changes in fair value on financial assets measured at FVTPL	16,279	351
Other income	8,988	4,852
Other gains and losses, net	14,342	(42)
Profit before tax	32,777	12,400
Income tax expense	(1,991)	(1,731)
Profit for the year/period	30,786	10,669
Item that will not be reclassified to profit or loss:
Exchange differences on translation from functional currency to presentation currency	1,168
Items that may be reclassified subsequently to profit or loss:
Exchange differences arising on translation of foreign operations	(956)	(111)
Share of other comprehensive expense of joint ventures	126
Other comprehensive expense reclassified subsequently to profit or loss	(830)	(111)
Other comprehensive (expense) income for the year/period	338	(111)
Total comprehensive income for the year/period	31,124	10,558
Profit (loss) for the year/period attributable to:
- Owners of the Company	31,940	11,086
- Non-controlling interests	(1,154)	(417)
Profit (loss) for the year	30,786	10,669
Total comprehensive income (expense) for the year/period attributable to:
- Owners of the Company	32,563	11,010
- Non-controlling interests	(1,439)	(452)
Total comprehensive income (expense) for the year	$ 31,124	$ 10,559
Earnings per share
- Basic (in Dollars per share)	$ 0.42	$ 0.15
- Diluted (in Dollars per share)	$ 0.42	$ 0.15